Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash	$ 23,497	$ 6,703	$ 54,738
Total acquired intangible assets	11,033	4,861
Portion of acquired intangible assets assigned to goodwill	775	1,703	8,689
Amount deductible for tax purposes	775	1,703
Aggregate amortization expense related to the 2010 acquisitions	358	124
Total purchase price of outdoor advertising assets	23,497	6,703	57,836
Site locations
Business Acquisition [Line Items]
Total acquired intangible assets	8,147	2,434	30,554
Weighted average useful life	15 years	15 years
Customer lists and contracts
Business Acquisition [Line Items]
Total acquired intangible assets	2,010	654	5,780
Weighted average useful life	7 years	7 years
Other
Business Acquisition [Line Items]
Total acquired intangible assets	$ 10,258	$ 3,158
Weighted average useful life	14 years	14 years